Document and Entity Information	12 Months Ended
May 23, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2011
Registrant Name	PROSHARES TRUST
Central Index Key	0001174610
Amendment Flag	false
Document Creation Date	May 11, 2012
Document Effective Date	May 11, 2012
Prospectus Date	May 23, 2012